Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000027570 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027570 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000027570 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027570 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027570 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027570 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027570 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027570 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027570 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | Vanguard Global ex-U.S. Real Estate ETF - FR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027570 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000027570 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027570 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027570 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027570 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027570 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027570 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027570 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027570 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027570 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000027570 | 10918462
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027570 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000027570 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027570 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027570 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027570 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027570 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027570 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027570 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027570 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027570 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027570 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027570 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027567 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027567 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000027567 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027567 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027567 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027567 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027567 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027567 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027567 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | Vanguard Global ex-U.S. Real Estate ETF - FR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027567 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000027567 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027567 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027567 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027567 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027567 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027567 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027567 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027567 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027567 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000027567 | 10918462
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027567 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000027567 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027567 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027567 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027567 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027567 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027567 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027567 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027567 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027567 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027567 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027569 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027569 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000027569 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027569 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027569 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027569 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027569 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027569 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027569 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | Vanguard Global ex-U.S. Real Estate ETF - FR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027569 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000027569 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027569 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027569 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027569 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027569 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027569 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027569 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027569 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027569 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000027569 | 10918462
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027569 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000027569 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027569 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027569 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027569 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027569 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027569 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027569 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027569 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027569 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027569 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027569 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027573 | Vanguard S&P 500 ETF - FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027573 | U.S. Treasury Inflation Index, 0.500 - FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000027573 | U.S. Treasury Inflation Index, 0.375 - FR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027573 | U.S. Treasury Inflation Index, 0.375 - FR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027573 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027573 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027573 | Invesco S&P 500 Equal Weight ETF - FR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027573 | iShares MSCI Emerging Markets ex China ETF - FR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027573 | Mexico Government International Bond, 4.125 - FR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | Vanguard Global ex-U.S. Real Estate ETF - FR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027573 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000027573 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027573 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027573 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027573 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027573 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027573 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027573 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027573 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027573 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000027573 | 10918462
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027573 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000027573 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027573 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027573 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027573 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027573 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027573 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027573 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027573 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027573 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027573 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%